Redeemable Convertible Preferred Stock - Summary Of Price Per Share (Detail) (USD $)	Dec. 31, 2012
Series B-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, per share amount	$ 3.82
Series B-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, per share amount	$ 4.66
Series B-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, per share amount	$ 16.37
Series BB-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, per share amount	$ 16.37
Series B-4 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, per share amount	$ 7.15
Series B-5 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, per share amount	$ 16.45